Segments, Customers And Geographic Information	12 Months Ended
Dec. 31, 2012
Segments, Customers And Geographic Information [Abstract]
Segments, Customers And Geographic Information
NOTE 16:-	SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.
The Company applies ASC topic 280, "Segment Reporting", ("ASC 820"). The Company operates in one reportable segment (see Note 1 for a brief description of the Company's business). The total revenues are attributed to geographic areas based on the location of the end customer.

b.	The following tables present total revenues for the years ended December 31, 2010, 2011 and 2012 and long-lived assets as of December 31, 2010, 2011 and 2012:

	Year ended December 31,
	2010	2011	2012

Revenues from sales to unaffiliated customers:

North America	$41,450	$46,442	$40,496
Europe	56,923	101,324	97,133
Africa	9,968	57,701	58,212
Asia-Pacific and Middle East	28,119	90,461	70,704
India	95,674	44,608	54,358
Latin America	17,718	104,733	125,748

	$249,852	$445,269	$446,651

Property and equipment, net, by geographic areas:

Israel	$15,325	$22,502	$27,837

Others	886	7,963	5,805

	$16,211	$30,465	$33,642

c.	Major customer data as a percentage of total revenues:

	Year ended December 31,
	2010	2011		2012
	%

Customer A	19	*	) -	*	) -
Customer B	17	*	) -	*	) -

*)	Less than 10% of total revenues

In 2011 and 2012, we had revenues from a single group of affiliated companies that accounted for approximately 13.4% and 11.6%, respectively, of total revenues.